Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS STOCK FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001199348
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 3, 2012
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSEAX
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSEBX
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSECX
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSERX
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIEAX
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIEBX
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIECX
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIERX

Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund
Fund Summary
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Small Cap Equity Fund	Class A		Class B	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	4.00%	1.00%	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Small Cap Equity Fund		Class A	Class B	Class C	Class I
Management fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees		none	0.75%	0.75%	none
Other expenses (including shareholder services fees)	[1]	0.69%	1.07%	0.64%	0.48%
Total annual fund operating expenses		1.49%	2.62%	2.19%	1.28%
Fee waiver and/or expense reimbursements		(0.10%)	(0.38%)		(0.12%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[2]	1.39%	2.24%	2.19%	1.16%
[1]	Other expenses include an administration fee of 0.10% payable to The Dreyfus Corporation.
[2]	The Dreyfus Corporation and The Boston Company Asset Management, LLC have contractually agreed, with respect to each class, to assume the expenses of the class so that such expenses do not exceed an annual rate of 1.39% for Class A, 2.24% for Class B, 2.22% for Class C, and 1.16% for Class I. This agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation and The Boston Company
Asset Management, LLC. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Small Cap Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	708	1,010	1,333	2,244
Class B	627	1,078	1,556	2,394
Class C	322	685	1,175	2,524
Class I	118	394	691	1,535

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Small Cap Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	708	1,010	1,333	2,244
Class B	227	778	1,356	2,394
Class C	222	685	1,175	2,524
Class I	118	394	691	1,535

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
76.95% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap
U.S. companies. The fund currently considers small-cap companies to be those with total market capitalizations, at the time of purchase, that are within the range of market capitalizations of companies included in the Russell 2500TM
Index.

The fund's portfolio managers employ a value-based investment style and measure value by evaluating a company's valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position, and expected business growth relative to its industry.

The portfolio managers focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a near- or mid-term price increase.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance
(before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Effective August 1, 2007, the fund commenced investing directly in portfolio securities. For the period February 1, 2003 to August 1, 2007, the fund operated as a "feeder fund" in a master/feeder fund arrangement, investing all of its investable assets in a "master portfolio" with the same investment objective and policies as the fund and the same investment adviser that is the fund's current investment adviser. These performance figures for the fund represent for such period the performance of the fund as a feeder fund. For periods prior to
February 1, 2003, these performance figures for the fund represent solely the performance of the master portfolio (which reflects the performance of its predecessor fund) in which the fund previously invested all of its investable assets. Performance figures for the master portfolio have not been adjusted to reflect the fund's operating expenses; if these expenses had been reflected, such performance would have been lower.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q2, 2003: 22.52% Worst Quarter Q4, 2008 : -23.70%
After-tax performance is shown only for Class A shares (based on the fund's performance as a feeder fund for the period February 1, 2003 to August 1, 2007, and the master portfolio's performance for periods prior to February 1, 2003, adjusted to reflect the sales load applicable to the fund's Class A shares).
After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns Dreyfus Small Cap Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A returns before taxes	(10.42%)	(2.16%)	6.67%
Class A After Taxes on Distributions	Class A returns after taxes on distributions	(12.04%)	(3.01%)	6.02%
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	(5.50%)	(2.02%)	5.67%
Class B	Class B returns before taxes	(9.01%)	(2.06%)	6.88%
Class C	Class C returns before taxes	(6.58%)	(1.74%)	6.56%
Class I	Class I returns before taxes	(4.73%)	(0.68%)	7.57%
Russell 2500TM Value Index	Russell 2500TM Value Index reflects no deduction for fees, expenses or taxes	(3.36%)	(0.58%)	7.16%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and
		page III-1, respectively, of the fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
		76.95% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.95%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation and The Boston Company
Asset Management, LLC. Although your actual costs may be higher or lower, based
		on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap
U.S. companies. The fund currently considers small-cap companies to be those with total market capitalizations, at the time of purchase, that are within the range of market capitalizations of companies included in the Russell 2500TM
Index.

The fund's portfolio managers employ a value-based investment style and measure value by evaluating a company's valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position, and expected business growth relative to its industry.

The portfolio managers focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a near- or
		mid-term price increase.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at
		its perceived value, which could cause the fund's share price to fall.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance
(before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Effective August 1, 2007, the fund commenced investing directly in portfolio securities. For the period February 1, 2003 to August 1, 2007, the fund operated as a "feeder fund" in a master/feeder fund arrangement, investing all of its investable assets in a "master portfolio" with the same investment objective and policies as the fund and the same investment adviser that is the fund's current investment adviser. These performance figures for the fund represent for such period the performance of the fund as a feeder fund. For periods prior to
February 1, 2003, these performance figures for the fund represent solely the performance of the master portfolio (which reflects the performance of its predecessor fund) in which the fund previously invested all of its investable assets. Performance figures for the master portfolio have not been adjusted to reflect the fund's operating expenses; if these expenses had been reflected,
		such performance would have been lower.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns
		would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q2, 2003: 22.52% Worst Quarter Q4, 2008 : -23.70%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares (based on the fund's performance as a feeder fund for the period February 1, 2003 to August 1, 2007, and the master portfolio's performance for periods prior to February 1, 2003, adjusted to reflect the sales load applicable to the fund's Class A shares). After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for Class A shares (based on the fund's performance as a feeder fund for the period February 1, 2003 to August 1, 2007, and the master portfolio's performance for periods prior to February 1, 2003, adjusted to reflect the sales load applicable to the fund's Class A shares).
After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Russell 2500TM Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500TM Value Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.69%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.39%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,010
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,333
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,244
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	708
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,010
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,333
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,244
Annual Return 2002	rr_AnnualReturn2002	(10.88%)
Annual Return 2003	rr_AnnualReturn2003	45.87%
Annual Return 2004	rr_AnnualReturn2004	26.68%
Annual Return 2005	rr_AnnualReturn2005	6.07%
Annual Return 2006	rr_AnnualReturn2006	21.69%
Annual Return 2007	rr_AnnualReturn2007	(5.39%)
Annual Return 2008	rr_AnnualReturn2008	(30.59%)
Annual Return 2009	rr_AnnualReturn2009	28.51%
Annual Return 2010	rr_AnnualReturn2010	18.64%
Annual Return 2011	rr_AnnualReturn2011	(4.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.70%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.67%
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.04%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.01%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.02%
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.67%
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	1.07%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.62%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.24%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	627
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,078
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,556
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,394
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	778
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,356
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,394
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.06%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.88%
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.64%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.19%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	322
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.74%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.56%
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.48%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.16%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	691
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,535
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	394
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	691
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,535
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.68%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.57%

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	Other expenses include an administration fee of 0.10% payable to The Dreyfus Corporation.
[3]	The Dreyfus Corporation and The Boston Company Asset Management, LLC have contractually agreed, with respect to each class, to assume the expenses of the class so that such expenses do not exceed an annual rate of 1.39% for Class A, 2.24% for Class B, 2.22% for Class C, and 1.16% for Class I. This agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.

Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund
Fund Summary
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus International Equity Fund	Class A		Class B	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	4.00%	1.00%	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus International Equity Fund		Class A	Class B	Class C	Class I
Management fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees		none	0.75%	0.75%	none
Other expenses (including shareholder services fees)	[1]	0.70%	0.87%	0.72%	0.28%
Total annual fund operating expenses		1.50%	2.42%	2.27%	1.08%
Fee waiver and/or expense reimbursements		(0.38%)	(0.47%)	(0.37%)	(0.23%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[2]	1.12%	1.95%	1.90%	0.85%
[1]	Other expenses includes an administration fee of 0.10% payable to The Dreyfus Corporation.
[2]	The Dreyfus Corporation and The Boston Company Asset Management, LLC have contractually agreed, with respect to each class, to assume the expenses of the class so that such expenses do not exceed an annual rate of 1.12% for Class A, 1.95% for Class B, 1.90% for Class C, and .85% for Class I. This agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation and The Boston Company
Asset Management, LLC. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus International Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	683	987	1,312	2,232
Class B	598	1,010	1,448	2,281
Class C	293	674	1,181	2,577
Class I	87	321	573	1,296

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus International Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	683	987	1,312	2,232
Class B	198	710	1,248	2,281
Class C	193	674	1,181	2,577
Class I	87	321	573	1,296

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
89.90% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are located in the foreign countries represented in the Morgan Stanley
Capital International Europe, Australasia and Far East (MSCI EAFE®) Index and
Canada. The portfolio managers employ a bottom-up investment approach using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks. The portfolio managers use country and the sector allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the
MSCI EAFE Index. The fund's stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend. The fund may invest up to 20% of its assets in securities of issuers located in emerging market countries.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.

Effective August 1, 2007, the fund commenced investing directly in portfolio securities. For the period February 1, 2003 to August 1, 2007, the fund operated as a "feeder fund" in a master/feeder fund arrangement, investing all of its investable assets in a "master portfolio" with the same investment objective and policies as the fund and the same investment adviser that is the fund's current investment adviser. These performance figures for the fund represent for such period the performance of the fund as a feeder fund. For periods prior to
February 1, 2003, these performance figures for the fund represent solely the performance of the master portfolio (which reflects the performance of its predecessor fund) in which the fund previously invested all of its investable assets. Performance figures for the master portfolio have not been adjusted to reflect the fund's operating expenses; if these expenses had been reflected, such performance would have been lower.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q2, 2009: 20.91% Worst Quarter Q4, 2008 : -23.82%
After-tax performance is shown only for Class A shares (based on the fund's performance as a feeder fund for the period February 1, 2003 to August 1, 2007, and the master portfolio's performance for periods prior to February 1, 2003, adjusted to reflect the sales load applicable to the fund's Class A shares).
After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns Dreyfus International Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A returns before taxes	(16.83%)	(8.71%)	4.36%
Class A After Taxes on Distributions	Class A returns after taxes on distributions	(16.85%)	(9.04%)	4.11%
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	(10.40%)	(6.91%)	4.00%
Class B	Class B returns before taxes	(15.95%)	(8.72%)	4.64%
Class C	Class C returns before taxes	(13.29%)	(8.35%)	4.31%
Class I	Class I returns before taxes	(11.53%)	(7.41%)	5.26%
MSCI EAFE® Index	MSCI EAFE® Index reflects no deduction for fees, expenses or taxes	(12.14%)	(4.72%)	4.67%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and
		page III-1, respectively, of the fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
		89.90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.90%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation and The Boston Company
Asset Management, LLC. Although your actual costs may be higher or lower, based
		on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are located in the foreign countries represented in the Morgan Stanley
Capital International Europe, Australasia and Far East (MSCI EAFE®) Index and
Canada. The portfolio managers employ a bottom-up investment approach using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks. The portfolio managers use country and the sector allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the
MSCI EAFE Index. The fund's stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend. The fund may invest up to 20% of its assets in securities of issuers located in emerging
		market countries.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater
		exposure to liquidity risk than domestic securities.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.

Effective August 1, 2007, the fund commenced investing directly in portfolio securities. For the period February 1, 2003 to August 1, 2007, the fund operated as a "feeder fund" in a master/feeder fund arrangement, investing all of its investable assets in a "master portfolio" with the same investment objective and policies as the fund and the same investment adviser that is the fund's current investment adviser. These performance figures for the fund represent for such period the performance of the fund as a feeder fund. For periods prior to
February 1, 2003, these performance figures for the fund represent solely the performance of the master portfolio (which reflects the performance of its predecessor fund) in which the fund previously invested all of its investable assets. Performance figures for the master portfolio have not been adjusted to reflect the fund's operating expenses; if these expenses had been reflected,
		such performance would have been lower.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those
		shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q2, 2009: 20.91% Worst Quarter Q4, 2008 : -23.82%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares (based on the fund's performance as a feeder fund for the period February 1, 2003 to August 1, 2007, and the master portfolio's performance for periods prior to February 1, 2003, adjusted to reflect the sales load applicable to the fund's Class A shares). After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for Class A shares (based on the fund's performance as a feeder fund for the period February 1, 2003 to August 1, 2007, and the master portfolio's performance for periods prior to February 1, 2003, adjusted to reflect the sales load applicable to the fund's Class A shares).
After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | MSCI EAFE® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.70%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.12%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	683
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	987
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,312
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,232
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	683
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	987
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,312
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,232
Annual Return 2002	rr_AnnualReturn2002	(6.48%)
Annual Return 2003	rr_AnnualReturn2003	37.40%
Annual Return 2004	rr_AnnualReturn2004	25.10%
Annual Return 2005	rr_AnnualReturn2005	16.82%
Annual Return 2006	rr_AnnualReturn2006	28.71%
Annual Return 2007	rr_AnnualReturn2007	6.21%
Annual Return 2008	rr_AnnualReturn2008	(48.03%)
Annual Return 2009	rr_AnnualReturn2009	27.66%
Annual Return 2010	rr_AnnualReturn2010	8.21%
Annual Return 2011	rr_AnnualReturn2011	(11.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.82%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.71%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.36%
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.11%
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.91%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.00%
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.87%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.95%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	598
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,010
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,448
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,281
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	710
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,248
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,281
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.64%
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.72%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.90%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	674
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,181
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,577
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	674
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,181
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,577
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.35%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.31%
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.85%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	573
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,296
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	321
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	573
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,296
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.41%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.26%

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	Other expenses includes an administration fee of 0.10% payable to The Dreyfus Corporation.
[3]	The Dreyfus Corporation and The Boston Company Asset Management, LLC have contractually agreed, with respect to each class, to assume the expenses of the class so that such expenses do not exceed an annual rate of 1.12% for Class A, 1.95% for Class B, 1.90% for Class C, and .85% for Class I. This agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.